Fair Values for the Awards Below are Based on the Fair Value at the Respective Transaction Dates, as the Awards are Classified as Liability Awards (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Employee Benefits Disclosure [Line Items]
Granted	200,000		400,000		9,000,000
Executive Officer | Restricted Stock
Employee Benefits Disclosure [Line Items]
Balance, at beginning of year	3,700,000		5,600,000		100,000
Granted	100,000		300,000		7,200,000
Vested	(1,300,000)	[1]	(1,900,000)	[1]	(1,600,000)	[1]
Forfeited/expired	(2,500,000)		(300,000)		(100,000)
Balance, at end of year			3,700,000		5,600,000
Issued in calendar year	1,100,000	[1]	800,000	[1]	100,000	[1]
Balance, at beginning of year	11		7		7
Granted	17		17		9
Vested	15	[1]	18	[1]	11	[1]
Forfeited/expired	15		11		7
Balance, at end of year			11		7
Issued in calendar year	15	[1]	11	[1]	7	[1]

[1]	Shares that vest at December 31 of each year are issued to the employees in the first quarter of the following year, although the requisite service period is complete. Accordingly, the 1.1 million shares issued in 2011 include shares vested at December 31, 2010, after adjusting for shares withheld to meet employee tax requirements. The shares withheld for employee tax requirements were valued at $15.4 million, $6.9 million and $0.6 million, for 2011, 2010 and 2009, respectively.